Preferred Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Preferred stock, shares authorized			30,000,000	0
Preferred stock, par value			$ 0.01	$ 0.01
Preferred stock, shares outstanding			0	0
Aggregate fair value of shares issued	$ 30,000
Conversion of preferred stock into common stock				37,271,375
Convertible preferred stock accretion		$ 10,287	$ 436,300	$ 51,967
Accreted dividend rate percentage		8.00%
Convertible Preferred Stock
Class Of Stock [Line Items]
Shares issued for acquisition	135,041
Aggregate fair value of shares issued	$ 135,000
Convertible preferred stock accretion		$ 10,287	$ 436,317	$ 51,967